Financial instruments - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2021
Statements [Line Items]
Accounts receivable, allowance for credit loss, writeoff	$ 0	$ 0
Percentage of reasonably possible increase in actuarial assumption			10.00%
Later Than Three Months [Member]
Statements [Line Items]
Accounts receivable, past due	$ 0	$ 0